Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
License Agreement
The Company has entered into an exclusive license agreement, as amended, with UCLB (see Note 9). In connection with the UCLB license agreement, the Company is required to make annual license payments and may be required to make payments upon the achievement of specified milestones. The Company has estimated the probability of the Company achieving each potential milestone in accordance with ASC 450, Contingencies. The Company concluded that, as of December 31, 2020, there were no other milestones for which the likelihood of achievement was probable.
Legal Proceedings
From time to time, the Company may be a party to litigation or subject to claims incident to the ordinary course of business. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. The Company was not a party to any litigation and did not have contingency reserves established for any liabilities as of December 31, 2020.
Leases

    The Company leases certain office space, laboratory space, and equipment. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present. The Company does not recognize right-of-use assets or lease liabilities for leases determined to have a term of 12 months or less. Many of the Company's leases contain variable non-lease components such as maintenance, taxes, insurance, and similar costs for the spaces it occupies. For new and amended leases beginning in 2019, the Company has elected the practical expedient not to separate these non-lease components of leases for classes of all underlying assets and instead account for them as a single lease component for all leases. The Company recognizes on a straight-lines basis the net fixed payments of operating leases over the lease term. Variable executory costs, as it relates to net leases, are excluded from the calculation of the lease liability and the Company expenses the variable lease payments in the period in which it incurs the obligation to pay such variable amounts and will be included in variable lease costs in the leases footnote disclosure.

    These variable lease payments are not included in the Company's calculation of its right-of-use assets or lease liabilities.

    In adopting ASC 842, in the year ended December 31, 2019, the Company elected the package of practical expedients which, among other things, allowed it to retain the classification of its leases in place at the effective date of ASC 842.
The Company’s corporate headquarters are located in London, United Kingdom. As of December 31, 2020, and 2019, the Company leased space at this location from Imperial (Forest House) Limited under a ten year lease, the term of which commenced in September 2015. The lease included an option for the Company to lease additional space within a 15-month period, which the Company exercised in October 2016. The exercise of the option resulted in a separate new lease with a concurrent term through August 2025. The Company and the landlord has the option to early terminate both leases in September 2020 and the landlord has the option to give notice to terminate the lease from September 2020 onward. The Company has measured its right-of-use assets and lease liabilities based on lease terms ending in September 2025. The landlord exercised its option to give notice in September 2020 to terminate the Forest House lease and pay the Company a break-lease payment fee in September 2021. The Company recorded a $1.3 million gain upon the notice of lease termination and lease incentive receivable of $1.2 million in the third quarter of 2020. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability.
Prior to the lease commencement date of the Forest House leases, the Company, in conjunction with the landlord, made improvements to the leased space. The total cost of these improvements was funded by the landlord, a portion of the cost will be reimbursed by the Company over the term of the leases. The total cost of the improvements was capitalized as leasehold improvements on the Company’s balance sheet, with an offset to long-term lease incentive obligation for the portion funded by the landlord and other long-term payables for the portion to be repaid to the landlord. The lease related to this facility is classified as an operating lease.
In September 2017, the Company executed an arrangement with Catapult Limited to lease a manufacturing suite at the Cell and Gene Therapy Catapult manufacturing center in Stevenage, United Kingdom for a term through May 2021, at which time the
Company has the option to renew or terminate the lease. The lease related to this facility is classified as an operating lease. The lease has a six-month rent-free period. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability. In December 2018, the Company executed an additional lease arrangement for additional manufacturing space for a term through September 2023, at which time the Company has the option to renew or terminate the lease.

    In June 2018, the Company signed a binding letter of intent to enter into a lease for office and laboratory space in White City, London. The letter of intent required the Company to enter into a ten-year lease provided that the landlord completed the required leasehold improvements described in the agreement. The leasehold improvements were completed and the lease commenced in January 2019. The Company has the option to terminate the lease in November 2026. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability. The lease agreement includes an option to lease additional space. As of December 31, 2020, the Company capitalized $6.7 million as leasehold improvements.

    In September 2018, the Company signed a binding letter of intent to enter into a lease for manufacturing space in Enfield, United Kingdom. The letter of intent required the Company to enter into a 15-year lease provided that the landlord completed the required leasehold improvements described in the agreement. The Company executed lease agreements for three manufacturing space units, each for 15-year lease terms. The leases commenced in February 2019 with option to terminate the lease in February 2029. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability. The Company expensed $4.1 million of leasehold improvements from assets under construction as of December 31, 2019 as a result of discontinuing the fit-out of the manufacturing facility. The Company reduced the right-of-use asset and lease liability based on the contractual option termination date. The Company is actively seeking to sub-lease or assign the lease arrangements to a third party. The Company completed an asset impairment analysis of the right-of-use lease concluding the undiscounted cash flows exceeded the carrying value as of December 31, 2020.

    In October 2018, the Company executed an agreement to sublease office space in Rockville, Maryland for a term through October 2021. The Company then terminated the sublease in February 2020 and immediately entered into a five-year lease for the same space with the landlord. As a result of the sublease termination, the Company recognized a $0.2 million gain in other income (expense) in the first quarter of 2020. The lease related to this facility is classified as an operating lease. The Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability.

    In January 2019, the Company executed a lease agreement to lease additional office and manufacturing space in Rockville, Maryland. The lease agreement required the Company to enter into a lease provided that the landlord completes the required leasehold improvements described in the agreement. The lease commenced in August 2020 for a term through June 2036. The lease related to this facility is classified as an operating lease. The Company has capitalized $2.4 million in leasehold improvements as assets under construction as of December 31, 2020.

In May 2020, the Company executed an arrangement with Catapult Limited to lease a manufacturing suite at the Cell and Gene Therapy Catapult manufacturing center in Stevenage, United Kingdom for a term through April 2024. The lease related to this facility is classified as an operating lease. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability.

    The Company identified and assessed the following significant assumptions in recognizing its right-of-use assets and corresponding lease liabilities during the adoption of ASC 842, in the year ended December 31, 2019:

•As the Company's leases do not provide an implicit rate, it estimated the incremental borrowing rate for each lease based on a yield curve analysis, utilizing the interest rate derived from the fair value analysis of its existing leases and adjusting it for factors that appropriately reflect the profile of secured borrowing over the lease term. For leases existing as of the adoption date, the Company has utilized its incremental borrowing rate based on the remaining lease term as of the adoption date. For leases that commenced after the adoption date, the Company determined the incremental borrowing rate based on the lease term as determined at the commencement date of the lease.
•The expected lease terms include both contractual lease periods and, when applicable, cancellable option periods where failure to exercise such options would result in an economic penalty.

•Since the Company elected to account for each lease component and its associated non-lease components as a single combined lease component, all contract consideration was allocated to the combined lease component.

Leases (in thousands)	Balance Sheet Classification	As of December 31,
		2020	2019
Assets
Operating lease assets	Operating right-of-use assets	$51,637	$23,409
Liabilities
Current
Operating lease liabilities	Current liabilities: Operating lease liabilities	$3,590	$2,511
Noncurrent
Operating lease liabilities	Non-current liabilities: Operating lease liabilities	$50,571	$23,710
Total lease liabilities		$54,161	$26,221

		Year Ended December 31,
Lease cost (in thousands)	Statement of Operations Classification	2020	2019
Operating lease cost	Operating expenses: research and development	$5,266	$3,156
Variable lease cost	Operating expenses: research and development	1,212	1,222

Operating lease cost	Operating expenses: general and administrative	1,380	1,241
Variable lease cost	Operating expenses: general and administrative	270	250

Short term lease costs		282	270
Total lease cost		$8,410	$6,139

	December 31,
Other information (in thousands)	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$4,896	$2,415
Right-of-use assets obtained in exchange for new operating lease liabilities	$30,786	$26,124
Weighted-average remaining lease term — operating leases (years)	11.2	7.7
Weighted-average discount rate — operating leases	9.0%	6.8%
    Future fixed payments for non-cancellable operating leases in effect as of December 31, 2020 are payable as follows:

Operating Leases
Maturity of lease liabilities for the years ending December 31,	(in thousands)
2021	$7,026
2022	9,112
2023	8,644
2024	8,150
2025	7,044
Thereafter	51,259
Total lease payments	91,235
Less: imputed interest	(37,074)
Present value of lease liabilities	$54,161

    The Company recognized rent expense on a straight-line basis over the respective lease period and has recorded deferred rent for rent expense incurred but not yet paid prior to the adoption of ASC 842.
The Company recorded rent expense totaling $0.5 million for the three months ended December 31, 2018, and $0.9 million for the year ended September 30, 2018, respectively.